Financial Instruments - Additional information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Debt, carrying value	$ 9,164	$ 9,513
Cash collateral for risk management contracts price change	$ 0	26
Discounted Credit adjusted risk free rate	3.90%
Estimated fair value of contingent payment	$ 132	206
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term | $ / bbl	38.87
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	32.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	8.00%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 8,431	10,061
Level 3 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Change in fair value of private equity instruments	$ 1	$ (1)